SEGMENT INFORMATION - Additional Information (Detail) $ in Thousands	12 Months Ended
	Jul. 31, 2021 USD ($) segment	Jul. 31, 2020 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segments | segment	1
Total assets	$ 676,381	$ 759,172
United States
Segment Reporting Information [Line Items]
Total assets	$ 400	$ 500